Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of aggregate annual maturities of Federal Home Loan Bank advances
2013	$ 5,000
2014	8,500
2015
2016	2,500
2017 and thereafter	5,000
Total	$ 21,000	$ 12,776